Convertible Senior Notes	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Convertible Senior Notes
15.	CONVERTIBLE SENIOR NOTES
iQIYI 2026 Convertible Senior Notes
On December 21, 2020, iQIYI issued US$
800
 million convertible senior notes and offered an additional US$
100
 million principal amount simultaneously, pursuant to the underwriters’ option to purchase additional notes. On January 8, 2021, the additional US$
100
 million principal amount was issued pursuant to the underwriters’ exercise of their option. The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “iQIYI 2026 Convertible Notes”) are senior, unsecured obligations of iQIYI, and interest is payable semi-annually
in cash at a rate of
4.00
% per annum on
June 15 and December 15 of each year, beginning on June 15, 2021
. The iQIYI 2026 Convertible Notes will mature on
December 15, 2026
unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2026 Convertible Notes is 44.8179 of iQIYI’s ADS per US$1,000 principal amount of the iQIYI 2026 Convertible Notes (which is equivalent to an initial conversion price of approximately US$22.31 per ADS). Prior to June 15, 2026, the iQIYI 2026 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98
% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2026 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole
fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require iQIYI to repurchase all or a portion of the iQIYI 2026 Convertible Notes for cash on
August 1, 2024
, or upon a fundamental change, at a repurchase price equal to
100
% of the principal amount, plus accrued and unpaid interest.

In 2023, iQIYI repurchased the iQIYI 2026 Convertible Notes with the aggregate principal amount of US$
504
 million upon separate and individually privately negotiated agreements with certain holders. In 2024, iQIYI repurchased the iQIYI 2026 Convertible Notes with aggregate principal amount of US$
396
 million as requested by the holders. As of December 31, 2025, US$
0.1
 million principal amount of the iQIYI 2026 Convertible Notes remained outstanding.
iQIYI PAG Convertible Senior Notes
On December 30, 2022, iQIYI issued US$500 million convertible senior notes, pursuant to the definitive agreements entered into with PAGAC
IV-1
(Cayman) Limited, PAG Pegasus Fund LP and/or their affiliates (collectively, the “Investors”) in August 2022. iQIYI also offered an additional US$50 million principal amount simultaneously, pursuant to the Investors’ option to purchase additional notes. On February 24, 2023, the additional US$50 million principal amount was issued pursuant to the Investors’ exercise of their option. The convertible senior notes issued on December 30, 2022 and February 24, 2023 (collectively referred to as the “iQIYI PAG Convertible Notes”) are senior, secured obligations of iQIYI by certain collateral arrangements, and interest is payable quarterly in cash at a rate of 6.00% per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023. The iQIYI PAG Convertible Notes will mature on the fifth anniversary of the issuance date unless redeemed, repurchased or converted prior to such date.
The iQIYI PAG Convertible Notes will be convertible at the holder’s option at any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date and subject to the terms of the iQIYI PAG Convertible Notes, at an initial conversion rate of
216.9668
 ADS per US$
1,000
 principal amount of the iQIYI PAG Convertible Notes (which is equivalent to an initial conversion price of approximately US$
4.61
 per ADS). Following a make-whole fundamental change that occurs prior to the maturity date, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such make-whole fundamental change.
Holders of the iQIYI PAG Convertible Notes have the right to require iQIYI to repurchase for cash all or part of their Notes, at a repurchase price equal to 120% and 130
% of the principal amount of the iQIYI PAG Convertible Notes on or shortly after the third anniversary of the issuance date and the fifth anniversary of the issuance date, respectively. Upon the closing of the transaction, the Investors have appointed the executive chairman of PAG, as a member to the board of directors, a member of the compensation committee and a non-voting member of the audit committee of iQIYI pursuant to their rights in the definitive agreements. For the years ended December 31, 2023,

2024 and 2025, the amount of interest cost recognized of iQIYI PAG Convertible Notes was RMB
473 million, RMB
487 million and RMB439 million (US$63
million), respectively. The repayments of iQIYI PAG Convertible Notes are guaranteed by equity interests of certain subsidiaries of iQIYI and collateralized by partial cash consideration related to certain contracts for which nil cash consideration has been charged as of December 31, 2025 and recorded as long-term restricted cash.
In 2025, iQIYI repurchased the iQIYI PAG Convertible Notes with the aggregate principal amount of US$28 million upon separate and individually privately negotiated agreements with certain holders. As of December 31, 2025, US$523 million principal amount of the iQIYI PAG Convertible Notes remained outstanding.
iQIYI 2028 Convertible Senior Notes
On March 7, 2023, iQIYI issued US$600 million convertible senior notes (the “iQIYI 2028 Convertible Notes”). The iQIYI 2028 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable quarterly in cash at a rate of 6.50% per annum on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023.
The iQIYI 2028 Convertible Notes will mature on March 15, 2028 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the iQIYI 2028 Convertible Notes is
101.4636
of iQIYI’s ADS per US$
1,000
principal amount of the iQIYI 2028 Convertible Notes (which is equivalent to an initial conversion price of approximately US$
9.86
per ADS). Prior to September 15, 2027, the iQIYI 2028 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2023 (and only during such calendar quarter), if the last reported sale price of ADSs for at least
20
trading days (whether or not consecutive) during a period of
30
consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to
130
% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$
1,000
principal amount of notes was less than
98
% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption or an optional redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2028 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or a portion of the iQIYI 2028 Convertible Notes for cash on March 16, 2026, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. On or after March 20, 2026, iQIYI may redeem for cash all or part of the iQIYI 2028 Convertible Notes, at its option, if the last reported sale price of the ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on, and including, the trading day immediately prior to the date iQIYI provides the optional redemption notice and (ii) the trading day immediately preceding the date iQIYI provides the optional redemption notice.
As of December 31, 2025, iQIYI has repurchased the iQIYI 2028 Convertible Notes with the aggregate principal amount of US$392 million upon separate and individually privately negotiated agreements with certain holders. As of December 31, 2025, US$208 million principal amount of the iQIYI 2028 Convertible Notes remained outstanding.
iQIYI 2030 Convertible Senior Notes
On February 24, 2025, iQIYI issued US$350 million convertible senior notes (the “iQIYI 2030 Convertible Notes”). The iQIYI 2030 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable quarterly in cash at a rate of 4.625% per annum on March 15, June 15 September 15 and December 15 of each year, beginning on June 15, 2025. The iQIYI 2030 Convertible Notes will mature on March 15, 2030 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the iQIYI 2030 Convertible Notes is 324.0966 of iQIYI’s ADS per US$1,000 principal amount of the iQIYI 2030 Convertible Notes (which is equivalent to an initial conversion price of approximately US$3.09 per ADS). Prior to September 15, 2029, the iQIYI 2030 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2025 (and only during such calendar quarter), if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption or an optional redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2030 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or a portion of the iQIYI 2030 Convertible Notes for cash on March 15, 2028, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. On or after March 20, 2028, iQIYI may redeem for cash all or part of the iQIYI 2030 Convertible Notes, at its option, if the last reported sale price of the ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on, and including, the trading day immediately prior to the date iQIYI provides the optional redemption notice and (ii) the trading day immediately preceding the date iQIYI provides the optional redemption notice.

If any event of default are to take place, the trustee or the holders of at least 25
% in aggregate principal amount may declare the whole principal of (or, in the case of the iQIYI PAG Convertible Notes,
 120% or 130
% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. iQIYI may also be required to pay additional interest. If any fundamental change are to take place, holders of the iQIYI Convertible Notes will have the right, at their option, to require iQIYI to repurchase all of their notes or any portion of the principal amount (or, in the case of the iQIYI PAG Convertible Notes
, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, iQIYI may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2025, there was no such event of default or fundamental change.
Accounting for Convertible Senior Notes
As the iQIYI 2026 Convertible Notes, the iQIYI 2028 Convertible Notes, the iQIYI 2030 Convertible Notes and the iQIYI PAG Convertible Notes (collectively as the “iQIYI Convertible Notes”) were not issued at a substantial premium, all of the proceeds received from the issuance of the iQIYI Convertible Notes are recorded as a liability on the consolidated balance sheet in accordance with ASC
470-20.
That is, no portion of the proceeds from issuing the iQIYI Convertible Notes are attributed to the conversion option at inception. The difference between the principal amount of each of the iQIYI Convertible Notes and net proceeds from the issuance is considered debt discount and is amortized at their respective effective interest rates to accrete the carrying value of the iQIYI Convertible Notes to its face value
(120% or 130
% of the principal amount for iQIYI PAG Convertible Notes) on the respective put dates or maturity dates of the iQIYI Convertible Notes. For the year ended December 31, 2025, the effective interest rates of the iQIYI PAG Convertible Notes, the iQIYI 2028 Convertible Notes and the iQIYI 2030 Convertible Notes were 10.20%,
7.15% and 5.28%, respectively.
The net proceeds from the issuance of the iQIYI 2028 Convertible Notes and the iQIYI 2030 Convertible Notes were US$590 million and US$
344
million, net of issuance costs of US$
10
million and US$6 million from the initial proceeds of US$
600
million and US$350 million, respectively.
In accordance with the facility agreements entered into in August 2024, upon the iQIYI PAG Convertible Notes total drawdown of US$
400 million in August 2024, the iQIYI PAG Convertible Notes repurchase right for the US$523 million principal of the iQIYI PAG Convertible Notes on or shortly after the third anniversary of the issuance date was waived. It was accounted for as a debt modification pursuant to ASC 470-50,
Debt—Modifications and Extinguishment
(“ASC 470-50”), resulting in the effective interest rates of the iQIYI PAG Convertible Notes held by PAG decreased from
 12.05% to 10.20%.
Following settlement of the repurchase, a difference between the net carrying amount of the repurchased iQIYI Convertible Notes and the repurchased price was recognized as extinguishment gain and reported in “Others, net” in the consolidated statements of comprehensive income.
The carrying amount of the iQIYI Convertible Notes as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Principal	8,161	7,583	1,084
Less: unamortized discount and debt issuance costs	(432)	(588)	(84)

Net carrying amount	8,593	8,171	1,168

For the years ended December 31, 2023, 2024 and 2025, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Contractual interest expense	644	571	462	66
Amortization of the discount and issuance costs	292	278	236	34

Total	936	849	698	100

As of December 31, 2025, the iQIYI PAG Convertible Notes, the iQIYI 2028 Convertible Notes and the iQIYI 2030 Convertible Notes will be accreted up to the principal amount of US$
679
 million (130
% of the principal amount of the iQIYI PAG Convertible Notes held by PAG), US$
208
million and US$
350
million over a remaining period of
 2.00
years,
 0.21
years and
 2.21
years, respectively. The amount repayable within the next twelve months are classified as “Convertible senior notes, current portion” on the consolidated balance sheets.
The aggregate amounts upon scheduled maturities of US$0.1 million, US$887 million and US$
350
million of the iQIYI Convertible Notes will be repaid when they become due in 2026, 2028 and 2030, respectively, assuming there is no conversion of the iQIYI Convertible Notes, no redemption of the iQIYI Convertible Notes prior to their maturities, the convertible senior notes holders hold the iQIYI Convertible Notes until their maturities and iQIYI elects to fully settle the iQIYI Convertible Notes in cash.